Restatement of Previously Issued Financial Statements	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Restatement of Previously Issued Financial Statements [Line Items]
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

NOTE 3 — RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

In connection with the preparation of the financial statements of the Company for the quarter ended September 30, 2021, the management of the Company re-evaluated the Company’s application of ASC 480-10-S99-3A to its accounting classification of the public shares, issued as part of the units sold in the Company’s Public Offering on February 23, 2021. Historically, a portion of the public shares was classified as permanent equity to maintain stockholders’ equity greater than $5,000,000 on the basis that the Company will not redeem its public shares in an amount that would cause its net tangible assets to be less than $5,000,001, as described in the Company’s amended and restated certificate of incorporation (the “Charter”). Pursuant to such re-evaluation, the Company’s management has determined that the public shares include certain provisions that require classification of all of the public shares as temporary equity regardless of the net tangible assets redemption limitation contained in the Charter. This resulted in an adjustment to the initial carrying value of the Class A common stock subject to redemption with the offset recorded to additional paid-in capital (to the extent available), accumulated deficit and Class A common stock.

The Company concluded that it is appropriate to restate the Company’s previously issued audited balance sheet as of February 23, 2021 as previously restated in the Company’s Quarterly Report for the quarterly period ended March 31, 2021, filed with the SEC on May 25, 2021, and unaudited balance sheets as of March 31, 2021 and June 30, 2021 as previously reported in each respective period’s Form 10-Q. The following tables summarize the effect of the restatement on each balance sheet (including the restatement of the warrant liability that was previously restated in the Form 10-Q for the period ended March 31, 2021) as follows:

Balance Sheet as of February 23, 2021 (as Revised in Footnote 2 of Form10-Q Filed on May 25, 2021)	As Reported	Adjustment	As Restated
Class A Common stock subject to possible redemption	$163,556,590	$8,943,410	$172,500,000
Class A Common stock, $0.0001 par value	$141	$(89)	$52
Additional paid-in capital	$5,120,086	$(5,120,086)	$—
Accumulated deficit	$(120,650)	$(3,823,235)	$(3,943,885)
Total stockholders’ equity (deficit)	$5,000,008	$(8,943,410)	$(3,943,402)
Balance Sheet as of March 31, 2021 (per Form10-Q Filed on May 25, 2021)	As Reported	Adjustment	As Restated
Class A Common stock subject to possible redemption	$163,088,200	$9,411,800	$172,500,000
Class A Common stock, $0.0001 par value	$146	$(94)	$52
Additional paid-in capital	$5,588,472	$(5,588,472)	$—
Accumulated deficit	$(589,048)	$(3,823,234)	$(4,412,282)
Total stockholders’ equity (deficit)	$5,000,001	$(9,411,800)	$(4,411,799)
Statement of Operations for the Three Months Ended March 31, 2021 (per Form10-Q Filed on May 25, 2021)	As Reported	Adjustment	As Restated
Basic and diluted weighted average shares outstanding, redeemable common stock	6,523,528	376,472	6,900,000
Basic and diluted loss per share, redeemable common stock	$0.00	$(0.05)	$(0.05)
Basic and diluted weighted average shares outstanding, non-redeemable common stock	4,896,972	(376,472)	4,520,500
Basic and diluted loss per share, non-redeemable common stock	$(0.12)	$0.07	$(0.05)
Statement of Changes in Stockholders’ Equity for the Three Months ended March 31, 2021 (per Form 10-Q Filed on May 25, 2021)	As Reported	Adjustment	As Restated
Sale of 17,250,000 Units on February 23, 2021 through IPO	$167,382,500	$(167,382,500)	$—
Underwriting fee	$(3,450,000)	$3,450,000	$—
Offering costs charged to stockholders’ equity	$(436,189)	$436,189	$—
Reclassification of offering costs related to warrants	$115,404	$(115,404)	$—
Change in Class A common stock subject to redemption	$(163,088,200)	$163,088,200	$—
Subsequent measurement of Class A Common Stock Subject to Redemption under ASC 480-10-S99 against additional paid-in capital	$—	$(5,065,051)	$(5,065,051)
Subsequent measurement of Class A Common Stock Subject to Redemption under ASC 480-10-S99 against accumulated deficit	$—	$(3,800,647)	$(3,800,647)
Statement of Cash Flows for the Three Months Ended March 31, 2021 (per Form 10-Q Filed on May 25, 2021)	As Reported	Adjustment	As Restated
Initial value of Class A ordinary shares subject to possible redemption	$163,556,590	$8,943,410	$172,500,000
Change in value of Class A ordinary shares subject to possible redemption	$(468,390)	$468,390	$—
Balance Sheet as of June 30, 2021 (per Form10-Q Filed on August 11, 2021)	As Reported	Adjustment	As Restated
Class A Common stock subject to possible redemption	$161,216,660	$11,283,340	$172,500,000
Class A Common stock, $0.0001 par value	$165	$(113)	$52
Additional paid-in capital	$7,410,925	$(7,410,925)	$—
Accumulated deficit	$(2,411,514)	$(3,872,302)	$(6,283,816)
Total stockholders’ equity (deficit)	$5,000,007	$(11,283,340)	$(6,283,333)
Statement of Operations for the Three Months Ended June 30, 2021 (per Form10-Q Filed on August 11, 2021)	As Reported	Adjustment	As Restated
Basic and diluted weighted average shares outstanding, redeemable common stock	16,121,666	1,128,334	17,250,000
Basic and diluted loss per share, redeemable common stock	$0.00	$(0.08)	$(0.08)
Basic and diluted weighted average shares outstanding, non-redeemable common stock	5,960,834	(1,128,334)	4,832,500
Basic and diluted loss per share, non-redeemable common stock	$(0.31)	$0.23	$(0.08)
Statement of Operations for the Six Months Ended June 30, 2021 (per Form10-Q Filed on August 11, 2021)	As Reported	Adjustment	As Restated
Basic and diluted weighted average shares outstanding, redeemable common stock	11,349,111	754,480	12,103,591
Basic and diluted loss per share, redeemable common stock	$0.00	$(0.14)	$(0.14)
Basic and diluted weighted average shares outstanding, non-redeemable common stock	5,431,842	(754,479)	4,677,363
Basic and diluted loss per share, non-redeemable common stock	$(0.44)	$0.30	$(0.14)
Statement of Changes in Stockholders’ Equity for the Three Months Ended June 30, 2021 (per Form 10-Q Filed on August 11, 2021)	As Reported	Adjustment	As Restated
Offering costs charged to stockholders’ equity	$(49,068)	$49,068	$—
Change in Class A common stock subject to redemption	$1,871,540	$(1,871,540)	$—
Subsequent measurement of Class A Common Stock Subject to Redemption under ASC 480-10-S99 against accumulated deficit	$—	$(49,068)	$(49,068)
Statement of Changes in Stockholders’ Equity for the Six Months Ended June 30, 2021 (per Form 10-Q Filed on August 11, 2021)	As Reported	Adjustment	As Restated
Sale of 17,250,000 Units on February 23, 2021 through IPO	$167,382,500	$(167,382,500)	$—
Underwriting fee	$(3,450,000)	$3,450,000	$—
Offering costs charged to stockholders’ equity	$(485,257)	$485,257	$—
Reclassification of offering costs related to warrants	$115,404	$(115,404)	$—
Initial value of Class A common stock subject to redemption	(163,556,590)	163,556,590	—
Change in Class A common stock subject to redemption	$2,339,930	$(2,339,930)	$—
Subsequent measurement of Class A Common Stock Subject to Redemption under ASC 480-10-S99 against additional paid-in capital	$—	$(5,065,051)	$(5,065,051)
Subsequent measurement of Class A Common Stock Subject to Redemption under ASC 480-10-S99 against accumulated deficit	$—	$(3,872,302)	$(3,872,302)
Statement of Cash Flows for the Six Months Ended June 30, 2021 (per Form 10-Q Filed on August 11, 2021)	As Reported	Adjustment	As Restated
Initial value of Class A ordinary shares subject to possible redemption	$163,556,590	$8,943,410	$172,500,000
Change in value of Class A ordinary shares subject to possible redemption	$(2,339,930)	$2,339,930	$—

FaZe Clan Inc. [Member]
Restatement of Previously Issued Financial Statements [Line Items]
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

3.      RESTATEMENT OF PREVIOUSLY issued financial statements

Background of the Restatement

In December 2021, the Company concluded that, because of a misapplication of the accounting guidance related to cash flows from its issuance of convertible debt, the Company’s previously issued statements of cash flows for the years ended December 31, 2020 and December 31, 2019 should no longer be relied upon. As such, the Company is restating the statements of cash flows for such periods.

In late 2019, the Company executed an agreement to sell convertible debt securities. While the convertible debt was issued in 2019, the Company did not receive cash payment for $2.8 million of the convertible debt until the first quarter of 2020. As such, the Company recorded a receivable against this convertible debt, which is reflected as Other current assets in the Company’s December 31, 2019 consolidated balance sheet.

In preparing its statement of cash flows for the year ended December 31, 2019, the Company treated the change in this receivable balance as a working capital adjustment offsetting operating cash flow, which understated operating cash flow by $2.8 million and overstated financing cash flow by $2.8 million. With the cash being received in the first quarter of 2020, the same treatment of the $2.8 million overstated operating cash flow by $2.8 million and understated financing cash flow by $2.8 million in the statement of cash flows for the year ended December 31, 2020.

The Company has assessed that the appropriate presentation of the $2.8 million in proceeds of the issuance of the convertible debt in the statement of cash flows for the year ended December 31, 2019 is to show the $2.8 million as a non-cash financing activity, rather than an operating cash adjustment, and to reflect the cash proceeds as a financing cash inflow in the statement of cash flows for the year ended December 31, 2020.

Therefore, the Company concluded that its previously issued statements of cash flows for the years ended December 31, 2020 and December 31, 2019 should be restated because of a misapplication of the guidance with respect to accounting for certain of the Company’s convertible debt cash flow and should no longer be relied upon.

The Company’s accounting for the convertible debt cash flow in the statement of cash flows did not have any effect on the Company’s previously reported consolidated balance sheets, statements of operations, and statements of shareholder’s deficit.

Effects of the Restatement

The following tables set forth the effects of the restatement on the affected line items within our previously reported audited consolidated financial statements.

	(in thousands)
	As Previously Report	Restatement Adjustments	As Restated
Statement of Cash Flows for the year ended December 31, 2019
Net cash used in operating activities	$(20,928)	$2,825	$(18,103)
Net cash provided by financing activities	32,647	(2,825)	29,822
Net change in cash	10,511	—	10,511

Supplemental Disclosure for Non-cash Investing and Financing Activities for the year ended December 31, 2019
Issuance of convertible debt prior to receipt of cash	$—	$2,825	$2,825

Statement of Cash Flows for the year ended December 31, 2020
Net cash used in operating activities	$(14,031)	$(2,825)	$(16,856)
Net cash provided by financing activities	7,254	2,825	10,079
Net change in cash	(7,568)	—	(7,568)